1998 SEMIANNUAL REPORT


IDS
International Fund

(icon of) three flags

      The goal of IDS International Fund, Inc. is long-term growth of capital. The Fund invests primarily in common stocks and securities convertible into common stocks of foreign issuers.



      American Express Financial Advisors


      Distributed by American Express Financial Advisors Inc.

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(icon of) three flags


A world of opportunity

      There's a new recognition among investors that the stock market extends beyond Wall Street. Opportunity abounds in other markets, from Tokyo, London and Frankfurt to Singapore, Mexico and Hong Kong. Ignoring these opportunities may mean missing out on tremendous world economic growth in the years ahead. International Fund focuses on finding the markets that offer the greatest current potential to investors. With about two-thirds of the world's stock market value currently based outside of the United States, American investors now have an even greater opportunity to diversify their portfolios beyond our boundaries.


Contents

From the chairman                            3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   22
Board members and officers                  27
IDS mutual funds                            28

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board


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      From the portfolio manager

      IDS International Fund took advantage of surging stock markets in Europe during the first half of the fiscal year, which pushed the Fund's gain well into double digits. For the period -- November 1997 through April 1998 -- the Fund's Class A shares generated a total return of 19.4%. (The Fund paid a capital gain to shareholders in December 1997, which reduced its net asset value by the same amount at that time.)

      The period began on a weak note as, in the latter part of 1997, most foreign markets declined because of the Asian financial crisis that arose last fall. In January, many of the Asian markets rebounded off their lows, but were still substantially below their levels of a year earlier. In Japan, the stock market and the currency rose in January and February, but then returned to a lower and narrower trading range in spite of artificial support from the Japanese government.

      The shining light during the period was Europe, where markets gained substantial ground, particularly in March. To illustrate the strength of the European rally, Italy recorded a gain of 35% from January through April. To the Fund's considerable benefit, I kept most (about three-fourths) of the portfolio invested in that part of the world.

      Minimal exposure to Asia

      Looking forward, in Southeast Asia the major problems lie at the corporate level, and it will take many months before all the corporate bankruptcies come to light, let alone whether their debt burdens can be restructured. Thus, I expect the crisis there will last for some time. Adding to Southeast Asia's woes is the fact that Japan, Asia's traditional economic powerhouse, is in poor economic health. The authorities in Japan have undertaken some fiscal stimuli, but are not addressing the root causes of the problems. Japan is vital to the economic well-being of the whole region, and, accordingly, I continue to regard the region with extreme caution. At period-end, less than 10% of the portfolio was invested in Asian markets, an amount that may be reduced even further.

      Continental Europe is improving from a macro standpoint, but the real story is again at the corporate level. In the past, many companies have been sheltered from the real world by cozy protection environments. However, in the global marketplace of the 1990s, they need to restructure to become competitive. This they are doing. In addition, Europeans are embracing the cult of investing in equities as never before in an effort to generate retirement savings.

      Given those conditions, the major portfolio commitment remains in Continental Europe (excludes the United Kingdom). Although the markets are not cheap, I see greater long-term earnings momentum and predictability there than anywhere else in the world. I expect those markets to continue to rise in the months ahead because of higher valuations and the quality and quantity of earnings. As of the end of April, 59% of the portfolio was invested in continental Europe, with the highest concentration in France.





      Peter Lamaison
     (picture of) Peter Lamaison
      Peter Lamaison
      Portfolio manager

      To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998      $   12.10

Oct. 31, 1997       $   10.57

Increase            $    1.53


Distributions
Nov. 1, 1997 - April 30, 1998


From income         $    0.12

From capital gains  $    0.32

Total distributions$     0.44

Total return*          +19.4%**


Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998      $   12.07

Oct. 31, 1997       $   10.50

Increase            $    1.57


Distributions
Nov. 1, 1997 - April 30, 1998


From income         $    0.03

From capital gains  $    0.32

Total distributions$     0.35

Total return*          +19.0%**


Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

April 30, 1998      $   12.11

Oct. 31, 1997       $   10.59

Increase            $    1.52


Distributions
Nov. 1, 1997 - April 30, 1998


From income         $    0.13

From capital gains  $    0.32

Total distributions$     0.45

Total return*          +19.5%**



      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Fund's ten largest holdings


                                              Percent             Value
                               (of Fund's net assets)  (as of April 30, 1998)

       Banque Natl de Paris (France)            5.76%       $82,926,036

       ING Groep (Netherlands)                  4.05         58,259,297

       Rhone-Poulenc Cl A (France)              3.98         57,288,429

       Bayerische Vereinsbank (Germany)         3.28         47,274,029

       Credito Italiano (Italy)                 3.22         46,297,857

       Novartis (Switzerland)                   3.17         45,666,901

       Telecom Italia (Italy)                   3.07         44,267,792

       Instituto Bancario
          San Paolo di Torino (Italy)           2.97         42,707,500

       Schweizer Bankgesellschaft
          (Switzerland)                         2.88         41,448,882

       Great Universal Stores
          (United Kingdom)                      2.77         39,868,123


      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


(icon of) pie chart


      The ten holdings listed here make up 35.15% of the Fund's net assets

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



 Financial statements


      Statement of assets and liabilities IDS International Fund, Inc.
      April 30, 1998



                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $1,304,300,205)                                                          $1,648,239,803
 Dividends and accrued interest receivable                                                           3,830,277
 Receivable for investment securities sold                                                             774,213
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                    4,883
 U.S. government securities held as collateral (Note 6)                                             27,043,263
                                                                                                    ----------
 Total assets                                                                                    1,679,892,439
                                                                                                 -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                   6,838,691
 Payable for investment securities purchased                                                        12,520,790
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                    3,541
 Payable upon return of securities loaned (Note 6)                                                 220,698,638
 Accrued investment management services fee                                                             43,424
 Accrued distribution fee                                                                                8,778
 Accrued service fee                                                                                     6,524
 Accrued transfer agency fee                                                                             7,091
 Accrued administrative services fee                                                                     1,873
 Other accrued expenses                                                                                163,082
                                                                                                       -------
 Total liabilities                                                                                 240,292,432
                                                                                                   -----------
 Net assets applicable to outstanding capital stock                                             $1,439,600,007
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    1,190,413
 Additional paid-in capital                                                                      1,069,631,694
 Excess of distributions over net investment income                                                 (4,971,395)
 Accumulated net realized gain (loss)                                                               29,886,094
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                                              343,863,201
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $1,439,600,007
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $  920,900,712
                                                          Class B                               $  434,191,043
                                                          Class Y                               $   84,508,252
 Net asset value per share of outstanding capital stock:  Class A shares      76,085,999        $        12.10
                                                          Class B shares      35,977,932        $        12.07
                                                          Class Y shares       6,977,386        $        12.11

See accompanying notes to financial statements.



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


      Statement of operations
      IDS International Fund, Inc.
      Six months ended April 30, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                      $    6,586,387
 Interest                                                                                            3,283,467
      Less foreign taxes withheld                                                                     (769,901)
                                                                                                      --------
 Total income                                                                                        9,099,953
                                                                                                     ---------
 Expenses (Note 2):
 Investment management services fee                                                                  4,688,375
 Distribution fee -- Class B                                                                         1,489,495
 Transfer agency fee                                                                                 1,303,272
 Incremental transfer agency fee-- Class B                                                              29,549
 Service fee
      Class A                                                                                          726,652
      Class B                                                                                          344,299
      Class Y                                                                                           37,786
 Administrative services fees and expenses                                                             333,267
 Compensation of board members                                                                           7,538
 Custodian fees                                                                                        432,761
 Postage                                                                                                 7,625
 Registration fees                                                                                      55,300
 Audit fees                                                                                             18,250
 Other                                                                                                  20,072
                                                                                                        ------
 Total expenses                                                                                      9,494,241
      Earnings credits on cash balances (Note 2)                                                      (119,185)
                                                                                                      --------
 Total net expenses                                                                                  9,375,056
                                                                                                     ---------
 Investment income (loss) -- net                                                                      (275,103)
                                                                                                      --------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                22,824,807
      Foreign currency transactions                                                                  7,259,808
                                                                                                     ---------
 Net realized gain (loss) on investments                                                            30,084,615
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                           211,043,625
                                                                                                   -----------
 Net gain (loss) on investments and foreign currencies                                             241,128,240
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $240,853,137
                                                                                                  ============



      See accompanying notes to financial statements.




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

      Financial statements


      Statements of changes in net assets
      IDS International Fund, Inc.



                             Operations and distributions                 April 30, 1998         Oct. 31, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $     (275,103)       $    9,280,242
 Net realized gain (loss) on investments                                      30,084,615            40,735,178
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies     211,043,625            37,224,133
                                                                             -----------            ----------
 Net increase (decrease) in net assets resulting from operations             240,853,137            87,239,553
                                                                             -----------            ----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                           (9,650,110)          (13,946,736)
            Class B                                                           (1,365,500)           (3,344,245)
            Class Y                                                             (980,542)           (1,371,425)
      Net realized gain
            Class A                                                          (24,556,487)          (44,172,366)
            Class B                                                          (11,617,611)          (20,128,583)
            Class Y                                                           (2,267,356)           (3,903,808)
                                                                              ----------            ----------
 Total distributions                                                         (50,437,606)          (86,867,163)
                                                                             -----------           -----------

                                  Capital share transactions (Note 5)

 Proceeds from sales
      Class A shares (Note 2)                                                861,616,377           805,437,029
      Class B shares                                                          30,082,385            89,995,200
      Class Y shares                                                          29,021,897            59,821,386
 Reinvestment of distributions at net asset value
      Class A shares                                                          33,310,451            57,415,602
      Class B shares                                                          12,901,591            23,374,981
      Class Y shares                                                           3,247,898             5,275,233
 Payments for redemptions
      Class A shares                                                        (954,662,205)         (922,437,954)
      Class B shares (Note 2)                                                (62,217,120)         (119,961,242)
      Class Y shares                                                         (33,601,242)          (66,210,299)
                                                                             -----------           -----------
 Increase (decrease) in net assets from capital share transactions           (80,299,968)          (67,290,064)
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     110,115,563           (66,917,674)
 Net assets at beginning of period                                         1,329,484,444         1,396,402,118
                                                                           -------------         -------------
 Net assets at end of period                                              $1,439,600,007        $1,329,484,444
                                                                          ==============        ==============
 Undistributed (excess of distributions over) net investment income       $   (4,971,395)       $    7,299,860
                                                                          --------------        --------------



      See accompanying notes to financial statements.



      Notes to financial statements


      IDS International Fund, Inc.
      (Unaudited as to April 30, 1998)


  1

Summary of
significant
accounting policies



      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in common stocks and securities convertible into common stocks of foreign issuers. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


  2

Expenses and
sales charges



      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.8% to 0.675% annually. The fee is adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling twelve-month period as measured against the change in the Lipper International Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $219,028 for the six months ended April 30, 1998. From its fees, AEFC pays American Express Asset Management International, Inc. a subadvisory fee equal to 0.35% of the Fund's average daily net assets.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15

     oClass B $16

     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $702,289 for Class A and $217,321 for Class B for the six months ended April 30, 1998. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

      During the six months ended April 30, 1998, the Fund's custodian and transfer agency fees were reduced by $119,185 as a result of earnings credits from overnight cash balances.


  3

Securities
transactions



      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $620,540,703 and $727,302,662, respectively, for the six months ended April 30, 1998. Realized gains and losses are determined on an identified cost basis.


  4

Foreign currency
contracts

      At April 30, 1998, the Fund had entered into foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:



Exchange date     Currency to      Currency to     Unrealized    Unrealized
                 be delivered      be received   appreciation  depreciation


May 4, 1998       12,515,907       22,466,053       $4,883           $   --
                  U S. Dollar     Deutsche Mark

May 4, 1998        223,079           58,620            --             1,347
              Malaysian Ringgit    U.S. Dollar

May 5, 1998         545,509          144,448           --             2,194
               Malaysian Ringgit   U.S. Dollar

Total                                              $4,883            $3,541





  5

Capital share
transactions



      Transactions in shares of capital stock for the periods indicated are as follows:

                                          Six months ended April 30, 1998

                                       Class A       Class B       Class Y


      Sold                          78,548,915     2,748,529     2,648,143

      Issued for reinvested          3,283,759     1,272,472       320,085

        distributions

      Redeemed                     (86,876,090)   (5,774,106)   (3,122,233)


      Net increase (decrease)       (5,043,416)   (1,753,105)     (154,005)



                                             Year ended Oct. 31, 1997

                                       Class A       Class B       Class Y


      Sold                          74,586,563     8,344,604     5,491,569

      Issued for reinvested          5,534,036     2,255,401       508,309

        distributions

      Redeemed                     (84,983,840)  (11,076,605)   (6,068,105)


      Net increase (decrease)       (4,863,241)     (476,600)      (68,227)





  6

Lending of
portfolio securities

      At April 30, 1998, securities valued at $214,121,695 were on loan to brokers. For collateral, the Fund received $193,655,375 in cash and U.S. government securities valued at $27,043,263. Income from securities lending amounted to $384,967 for the six months ended April 30, 1998. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.



      Notes to financial statements


      IDS International Fund, Inc.


7
Financial
Highlights


      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

      Fiscal period ended Oct. 31,

      Per share income and capital changesa

                                                                          Class A
                                     1998(e)    1997     1996     1995     1994     1993      1992     1991     1990    1989


Net asset value,                    10.57     $10.65    $9.97   $10.84   $10.00    $7.94     $8.60    $8.99    $9.30   $8.66
beginning of period
                           Income from investment operations:
Net investment income                 .07        .08      .09      .10      .05      .04       .05      .07      .15     .06
(loss)
Net gains (losses)                   1.90        .53      .88     (.31)    1.04     2.22      (.58)     .42      .51     .60
(both realized
and unrealized)

Total from investment                1.97        .61      .97     (.21)    1.09     2.26      (.53)     .49      .66     .66
operations
                           Less distributions:
Dividends from net                   (.12)      (.17)    (.15)      --     (.09)      --      (.05)    (.16)    (.10)   (.02)
investment income

Distributions from                   (.32)      (.52)    (.14)    (.64)    (.16)    (.19)     (.08)    (.72)    (.87)     --
realized gains

Excess distributions of                --         --       --     (.02)      --     (.01)       --       --       --      --
realized gains

Total distributions                  (.44)      (.69)    (.29)    (.66)    (.25)    (.20)     (.13)    (.88)    (.97)   (.02)

Net asset value,                    12.10     $10.57   $10.65    $9.97   $10.84   $10.00     $7.94    $8.60    $8.99   $9.30
end of period
                           Ratios/supplemental data
                                                                     Class A
                                     1998(e)    1997     1996     1995     1994     1993      1992     1991     1990    1989


Net assets, end of                   $921       $858     $916     $768     $796     $440      $219     $232     $215    $198
period (in millions)

Ratio of expenses to                1.22%f     1.18%    1.31%    1.39%    1.33%    1.47%     1.45%    1.35%    1.35%   1.41%
average daily net assetsb

Ratio of net income (loss)          .19% f      .86%     .95%    1.03%     .68%     .83%      .65%     .83%    1.67%    .50%
to average daily net assets

Portfolio turnover rate               50%        87%      62%      52%      58%      63%       94%      66%      98%     95%
(excluding short-term securities)

Total returnc                       19.4%       5.9%     9.9%    (1.7%)   11.0%    29.2%     (6.4%)    6.3%     7.1%    7.6%

Average brokerage                  $.0199     $.0197   $.0188       --      --       --         --       --       --      --
commission rated

      a For a share outstanding throughout the period. Rounded to the nearest cent.
      b Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
      c Total return does not reflect  payment of a sales  charge.
      d Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
      e Six months ended April 30, 1998 (Unaudited).
      f Adjusted to an annual basis.







      IDS International Fund, Inc.

      Fiscal period ended Oct. 31,

      Per share income and capital changes(a)


                                                    Class B                                Class Y
                                1998(g)     1997      1996      1995(b)       1998(g)    1997      1996      1995(b)

Net asset value,               $10.50     $10.58     $9.92       $8.92        $10.59    $10.67    $9.98       $8.92
beginning of period
                           Income from investment operations:

Net investment income             .02        .07       .03         .04           .07       .08      .10         .10
(loss)
Net gains (losses)               1.90        .46       .87         .96          1.90       .55      .90         .96
(both realized and unrealized)

Total from investment            1.92        .53       .90        1.00          1.97       .63     1.00        1.06
operations
                           Less distributions:

Dividends from net               (.03)      (.09)     (.10)         --          (.13)     (.19)    (.17)         --
investment income

Distributions from               (.32)      (.52)     (.14)         --          (.32)     (.52)    (.14)         --
realized gains

Total distributions              (.35)      (.61)     (.24)         --          (.45)     (.71)    (.31)         --

Net asset value,               $12.07     $10.50    $10.58       $9.92        $12.11    $10.59   $10.67       $9.98
end of period
                           Ratios/supplemental data
                                            Class B                                           Class Y
                                1998(g)     1997      1996      1995(b)       1998(g)     1997      1996       1995(b)

Net assets, end of               $434       $396      $404        $354           $85       $76       $77        $58
period (in millions)

Ratio of expenses to            1.98%c     1.95%     2.07%      2.21% c       1.14%c     1.06%      1.13%     1.26%c
average daily net assets(d)

Ratio of net income (loss)     (.58%)c      .12%      .15%       .69% c        .26%c     1.03%      1.13%     1.67% c
to average daily net assets


Portfolio turnover rate            50%       87%       62%        52%           50%        87%        62%       52%
(excluding short-term
securities)

Total return(e)                    19.0%      5.1%      9.1%      11.2%         19.5%       6.0%      10.1%     11.9%

Average brokerage              $.0199     $.0197    $.0188         --        $.0199     $.0197     $.0188        --
commission rate(f)


      a For a share outstanding throughout the period. Rounded to the nearest cent.
      b Inception  date was March 20, 1995.
      c Adjusted to an annual basis.
      d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
      e Total return does not reflect payment of a sales charge.
      f Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
      g Six months ended April 30, 1998 (Unaudited).



      Investments in securities


      IDS International Fund, Inc.
      April 30, 1998 (Unaudited)



                                                      (Percentages represent
                                                        value of investments
                                                      compared to net assets)


 Common stocks (93.1%)
Issuer                       Shares       Value(a)

 Brazil (0.8%)

 Energy (0.5%)
 Petroleo Brasileiro ADR    272,500(b,c) $6,895,749


 Utilities -- electric (0.3%)
 Centrais Eletricas
    Brasileiras ADR         246,000(b)    5,106,985

 Canada (6.6%)

 Airlines (0.3%)
 Air Canada                 511,300(b)    4,773,826



 Banks and savings & loans (1.4%)
 Toronto-Dominion Bank      457,100(b)   20,875,358


 Communications equipment & services (2.0%)
 Newbridge Networks         137,700(b)    4,035,130
 Northern Telecom           403,000      24,532,625
 Total                                   28,567,755


 Energy (1.7%)
 Canadian Occidental
    Petroleum               241,222(b)    4,900,863
 Petro-Canada             1,133,000      19,096,619
 Total                                   23,997,482

 Multi-industry conglomerates (1.2%)
 Bombardier Cl B            626,000(b,c) 16,899,395


 France (15.3%)

 Automotive & related (1.4%)
 Michelin Cl B              321,000(b)   20,234,042


 Banks and savings & loans (5.7%)
 Banque Natl de Paris       983,172(b)   82,926,036


 Energy (1.8%)
 TOTAL Cl B                 214,335(b)   25,494,848


 Household products (4.0%)
 Rhone-Poulenc Cl A       1,170,896(b)   57,288,429


 Leisure time & entertainment (2.4%)
 Accor                      125,905(b)   34,330,113


 Germany (8.6%)

 Automotive & related (0.1%)
 Volkswagen AG                2,442(b)    1,944,835



 Banks and savings & loans (3.3%)
 Bayerische Vereinsbank     621,420(b)   47,274,029


 Chemicals (2.2%)
 Henkel KGaA                407,200(b,c) 31,771,739


 Industrial equipment & services (2.0%)
 Mannesmann                  35,955(b)   28,534,762


 Textiles & apparel (1.0%)
 Adidas                      84,076      13,940,036


 Hong Kong (1.9%)

 Communications equipment & services (0.5%)
 China Telecom            3,970,000(b,c)  7,534,266


 Financial services (1.0%)
 Cheung Kong Holdings     2,000,000(b)   13,297,200


 Utilities -- telephone (0.4%)
 Hong Kong
    Telecommunications    3,200,000(b)    5,990,080

 Italy (13.2%)

 Banks and savings & loans (8.9%)
 Banca Intesa             6,869,950(b,c) 38,783,616
 Credito Italiano         8,808,740(b,c) 46,297,857
 Instituto Bancario
    San Paolo di Torino   2,955,066(b,c) 42,707,500
 Total                                  127,788,973


 Utilities -- telephone (4.3%)
 Telecom Italia           8,395,500(b,c) 44,267,792
 Telecom Italia (New)     2,441,111(b,c) 18,259,999
 Total                                   62,527,791



 Japan (5.9%)

 Banks and savings & loans (0.8%)
 Sakura Bank              3,456,000(b,c) 11,885,875


 Electronics (3.0%)
 Fujikura                 1,570,000(b)    8,093,350
 NEC1,212,000(b)         13,649,908
 Rohm                       107,000(b)   12,082,996
 Tokyo Electron             247,000(b)    9,708,236
 Total                                   43,534,490


 Financial services (0.8%)
 Sumitomo Realty
    & Development         2,500,000(b)   11,999,250

 Media (1.3%)
 Sony                       230,000(b)   19,140,600


 Malaysia (0.2%)

 Energy
 Petronas Gas Berhad        937,000(b)    2,266,978


 Mexico (1.5%)

 Beverages & tobacco (1.1%)
 Coca-Cola Femsa ADR        316,800(b)    5,385,600
 Fomento Economico
    Mexicano Cl B           818,000(b)    6,054,260
 Panamerican Beverages Cl A 120,000       4,785,000
 Total                                   16,224,860


 Financial services (0.4%)
 Grupo Financiero
    Bancomer Cl B         8,566,700(b)    5,916,429

 Netherlands (9.4%)

 Computers & office equipment (0.8%)
 Baan                       267,690(b,c) 11,727,419



 Household products (1.3%)
 Unilever                 1,751,904(b)   18,666,712


 Industrial equipment & services (2.3%)
 Philips Electronics        372,902(b)   32,858,036


 Insurance (4.0%)
 ING Groep                  896,341(b)   58,259,297


 Retail (1.0%)
 Vendex Intl                225,000(b)   14,434,920


 Russia (0.8%)

 Energy (0.4%)
 Lukoil Holding ADR          85,000(c)    5,602,095


 Utilities -- electric (0.4%)
 Mosenergo ADR              185,000(b,c)  6,567,500


 Singapore (0.8%)

 Banks and savings & loans (0.3%)
 Oversea-Chinese Banking    886,600(b)    4,676,638


 Building materials & construction (0.4%)
 Singapore Technologies
    Engineering           7,412,000(b)    6,367,649

 Financial services (0.1%)
 City Developments          276,000(b)    1,194,307


 South Korea (0.5%)

 Electronics
 Samsung Electronics        126,500(b)    7,004,115


Spain (2.2%)

 Banks and savings & loans
 Argentaria                 376,137(b)   31,365,312


 Sweden (2.7%)

 Banks and savings & loans (1.0%)
 Nordbanken Holding       2,025,647(b,c) 14,913,623


 Communications equipment & services (1.7%)
 Ericsson (LM) Cl B         454,573(b)   23,955,815


 Switzerland (8.2%)

 Banks and savings & loans (5.0%)
 Credit Suisse Group        142,652(b)   31,368,804
 Schweizer Bankgesellschaft  25,746(b,c) 41,448,882
 Total                                   72,817,686


 Health care (3.2%)
 Novartis                    27,634(b,c) 45,666,901


 United Kingdom (14.2%)

 Banks and savings & loans (1.2%)
 Barclays                   610,193(b)   17,524,926


 Chemicals (1.6%)
 Imperial Chemical Inds   1,261,355(b)   22,871,015


 Energy (1.2%)
 Shell Transport & Trading2,294,397(b)   17,059,071


 Health care (1.3%)
 SmithKline Beecham       1,566,675(b)   18,776,443


 Multi-industry conglomerates (2.3%)
 General Electric         4,134,569(b)   33,801,342



 Retail (2.8%)
 Great Universal Stores   2,612,008(b)   39,868,123


 Utilities -- telephone (3.8%)
 Orange                   4,392,144(b)   31,921,663
 Vodafone                 2,062,221      22,714,746
 Total                                   54,636,409


 Total common stocks
(Cost: $1,004,227,033)               $1,339,577,565





 Other (0.7%)
Issuer                       Shares       Value(a)

 France (0.1%)
 Rhone-Poulenc
    Warrants                220,209      $1,062,398

 Italy (0.6%)
 Banca Intesa
    Warrants              6,869,950       8,881,472

 South Korea (--%)
 Samsung Electronics
    Rights                   10,064         194,277

 Total other
 (Cost: $1,549,081)                     $10,138,147





 Short-term securities (20.7%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies (1.9%)
 Federal Home Loan Mtge Corp Disc Nts
    05-15-98     5.46%    $2,300,000     $2,295,143
    05-18-98     5.42     10,000,000      9,974,500
    05-28-98     5.44      5,400,000      5,378,089
    05-29-98     5.45      6,500,000      6,472,624
 Federal Natl Mtge Assn Disc Nt
    05-14-98     5.43      3,800,000      3,792,576
 Total                                   27,912,932

 Commercial paper (17.4%)
 ABB Treasury Center USA
    05-04-98     5.54     10,000,000(d)   9,995,400
 Albertson's
    05-07-98     5.51     17,700,000     17,683,775
 Becton Dickinson
    05-07-98     5.51     10,000,000      9,990,833
 Bell Atlantic Finance
    05-21-98     5.52     14,100,000     14,056,917
 BellSouth Capital Funding
    05-22-98     5.52     15,200,000     15,151,233
 BHP Finance
    06-02-98     5.54     10,000,000      9,951,022
 CAFCO
    06-09-98     5.56     12,800,000(d)  12,723,317
 Ciesco LP
    06-09-98     5.55     14,800,000(d)  14,711,496
 Colgate-Palmolive
    05-07-98     5.52      5,300,000(d)   5,295,142
 Daimler-Benz
    05-29-98     5.53      6,500,000      6,472,194
    06-01-98     5.52      6,200,000      6,170,690
 Deutsche Bank Financial
    05-01-98     5.51      2,600,000      2,600,000
 Dresdner US Finance
    05-04-98     5.53      7,400,000      7,396,602
    05-21-98     5.52      8,300,000      8,274,639
 Duke Energy
    05-28-98     5.53      8,500,000      8,464,937
 Fleet Funding
    05-27-98     5.55      5,000,000(d)   4,980,067
 Ford Motor Credit
    05-20-98     5.57      9,200,000      9,173,149
 Goldman Sachs Group
    05-29-98     5.53      7,900,000      7,866,206
 Glaxo Wellcome
    05-20-98     5.53      6,900,000(d)   6,879,898
 GTE Funding
    06-02-98     5.54      8,900,000      8,856,410
 Intl Lease Finance
    05-01-98     5.54     19,200,000     19,200,000
 Paccar Financial
    05-05-98     5.52      2,200,000      2,198,656
    05-26-98     5.54     15,100,000     15,042,117
 Pfizer
    06-03-98     5.54      9,700,000(d)   9,650,918
 Reed Elsevier
    05-11-98     5.54      3,800,000(d)   3,794,194
 Toyota Motor Credit
    05-19-98     5.55      5,100,000      5,085,924
    05-21-98     5.53      9,000,000      8,972,450
 Total                                  250,638,186

 Letters of credit (1.4%)
 Student Loan Marketing Assn-
 Nebraska Higher Education
    05-14-98     5.55      8,000,000      7,984,053
 Credit Agricol-
 Louis Dreyfus
    05-07-98     5.54     12,000,000     11,988,920
 Total                                   19,972,973


 Total short-term securities
 (Cost: $298,524,091)                  $298,524,091


 Total investments in securities
 (Cost: $1,304,300,205)(e)           $1,648,239,803




See accompanying notes to investments in securities.

      Investments in securities


      IDS International Fund, Inc.



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars and are classified according to country of risk.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 6 to financial statements.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At April 30, 1998, the cost of securities for federal income tax purposes was approximately $1,304,300,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:





Unrealized appreciation.........................................$375,964,000
Unrealized depreciation..........................................(32,024,000)
Net unrealized appreciation.....................................$343,940,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Vice president   Frederick C. Quirsfeld*
                 Vice president, AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

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IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

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Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

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IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

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IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

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IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

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IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Fund
IDS Tower 10
Minneapolis, MN 55440-0010